Expense Example - Prudential Day One 2050 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	2,649	4,779	8,743	92	464	861	1,972	77	413	773	1,788	66	4,774	7,479	10,220	56	419	806	1,892	41	280	538	1,277